Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Common Shares [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Hydro One [Member]	Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2017	$ 10,231	$ 5,631	$ 418	$ 49	$ 4,090	$ (7)	$ 10,181	$ 50
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(67)				(71)		(71)	4
Other comprehensive income (loss)	4					4	4
Distributions to noncontrolling interest	(5)							(5)
Dividends on preferred shares	(18)				(18)		(18)
Dividends on common shares	(542)				(542)		(542)
Common shares issued	0	12		(12)
Stock-based compensation (Note 27)	19			19			19
Ending balance at Dec. 31, 2018	9,622	5,643	418	56	3,459	(3)	9,573	49
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	800				796		796	4
Other comprehensive income (loss)	(2)					(2)	(2)
Distributions to noncontrolling interest	(6)							6
Contributions from sale of noncontrolling interest (Note 4)	12							12
Dividends on preferred shares	(18)				(18)		(18)
Dividends on common shares	(570)				(570)		(570)
Common shares issued	6	18		(12)			6
Stock-based compensation (Note 27)	5			5			5
Ending balance at Dec. 31, 2019	$ 9,849	$ 5,661	$ 418	$ 49	$ 3,667	$ (5)	$ 9,790	$ 59